SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted cash	$ 0	$ 0
Impairment of long-lived assets	$ 0	$ 0
USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Currency Exchange Rate, Translation	0.7396
SGD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Currency Exchange Rate, Translation	1